8. Earnings Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Earnings Per Share [Abstract]
Net income (loss) attributable to parent company	$ 760,008	$ (972,036)
Weighted-average shares of common stock outstanding:
Basic	10,533,869	10,386,881
Dilutive effect of common stock equivalents arising from stock options	106,864	0
Diluted Outstanding shares	10,640,733	10,386,881
Basic earnings (loss) per share	$ .07	$ (0.09)
Diluted earnings (loss) per share	$ .07	$ (0.09)